Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.     Name and address of issuer:

       The Prudential Insurance Company of America
       The Prudential Individual Variable Contract Account
       Prudential Plaza
       Newark, New Jersey 07101

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
          (X)

3.     Investment Company Act File Number:
          811-3622
       Securities Act File Number:
          33-25434

4(a).  Last Day of fiscal year for which this Form is filed: December 31, 1999

4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).(See Instructions A.2)
          ( )

       Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  Check box if this is the last time the issuer will be filing this Form.
          ( )

5.     Calculation of registration fee:

              (i)    Aggregate  sale price of securities  sold during the fiscal
                     year pursuant to section 24(f):            $   205,015,010
                                                                ----------------

              (ii)   Aggregate  price  of  securities  redeemed  or  repurchased
                     during the fiscal year:                    $ 1,628,475,626
                                                                ----------------

              (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                                $ 1,435,703,469
                                                                ----------------

               (iv) Total  available  redemption  credits  (add Items  5(ii) and
                    5(iii):                                     $ 3,064,179,095
                                                                ----------------


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               (v)  Net sales-if Item 5(i) is greater than Item 5(iv)  (subtract
                    Item 5(iv) from Item 5(i)):                $
                                                                ----------------

               (vi) Redemption  credits  available  for use in future  years -if
                    Item 5(i) is less than Item 5(iv)  (subtract Item 5(iv) from
                    Item 5(i)):                                 $(2,859,164,085)
                                                                ----------------

              (vii) Multiplier   for   determining    registration    fee   (See
                    instructions C.9):                                X .000264
                                                                ----------------

             (viii) Registration  fee due (multiply Item 5(v) by Item 5(vii))
                    (enter "0" if no fee is due ):              $             0
                                                                ----------------

6.     Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____0_____.If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____0_____.


7.     Interest  due-if this Form is being filed more than 90 days after the end
       of the issuer's fiscal year (See instruction D):         $             0
                                                                ----------------

8. Total of the amount of the  registration  fee due plus any interest due (line
5(viii) plus line 7):                                           $             0
                                                                ----------------

9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

                                (X) Wire Transfer

                                ( ) Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*__________________________
                            Dennis G. Sullivan
                            Vice President

Date_____________________________

      *Please print the name and title of the signing officer below the signature.